5. Property and Equipment	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
5. Property and Equipment

5.	Property and Equipment

Property and equipment consists of the following at December 31:

	2014	2013
Furniture and fixtures	$48,585	$22,716
Leasehold improvements	5,487	5,487
Vehicles	38,831	-
Total cost	92,903	28,203
Less accumulated depreciation and amortization	(11,697)	(5,808)
Property and equipment - net	$81,206	$22,395

Depreciation and amortization expense totaled $5,889 and $2,790 for the years ended December 31, 2014 and 2013, respectively